Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Pay vs. Performance Table

	Summary Compensation Table Total for PEO(1) ($)		Compensation Actually Paid to PEO(1)(3) ($)		Average Summary Compensa- tion Table Total for non-PEO NEOs(2) ($)	Average Compensa- tion Actually Paid to non-PEO NEOs(2)(3) ($)	Value of Initial Fixed $100 Investment Based On:		Net Income(7) ($) (,000s)	Company-Selected Measure(8) (per share)
Year							Total Shareholder Return(3)(4) ($)	Peer Group Total Shareholder Return(5) ($)
	Ms. Grow	Mr. Anderson	Ms. Grow	Mr. Anderson
(a)	(b)		(c)		(d)	(e	(f)	(g)	(h)	(i)
2022	4,441,045		4,725,667		1,326,582	1,435,286	110.06	117.09	259,560	$14.65
2021	5,645,525		5,564,659		1,977,637	2,297,255	112.38	115.76	245,872	$14.15
2020	5,903,347	6,318,341	3,114,307	20,653	2,351,741	1,473,753	92.53	98.84	237,968	$13.79
(1) Ms. Grow was appointed CEO in June 2020. Mr. Anderson retired as CEO in June 2020.

(2) Non-PEO NEOs included in the average calculation are listed below.

	2022	2021	2020
Steve Keen	x	x	x
Brian Buckham	x	x	x
Adam Richins	x	x	x
Jeff Malmen	x	x	x
Ken Petersen	x
(3) The dollar amounts do not reflect the actual amount of compensation earned or paid during the applicable year. The following adjustments were made to total compensation from the Summary Compensation Table ("SCT") for each year to arrive at compensation actually paid, as computed in accordance with Item 402(v) of Regulation S-K (in dollars).

	2022		2021		2020
	PEO ($)	Average non-PEO NEOs ($)	PEO ($)	Average non-PEO NEOs ($)	PEO Ms. Grow ($)	PEO Mr. Anderson ($)	Average non-PEO NEOs ($)
Less SCT total grant date fair value of equity awards	(2,092,631)	(475,607)	(1,714,845)	(515,070)	(1,371,935)	(2,268,182)	(466,880)
Less pension value	—	—	(1,760,278)	(567,460)	(2,711,412)	(2,613,893)	(1,069,692)
Fair value of awards grant during fiscal year that remain unvested at fiscal year end(7)	2,494,680	446,824	2,675,143	803,500	1,293,581	208,203	440,209
Increase by fair value of awards granted during applicable fiscal year that vested during fiscal year, determined at vesting date	—	9,960	—	—	—	86,365	—
+/- By Change In Fair Value Of Outstanding Unvested Prior FY Awards That Remain Unvested At FY End Compared To Fair Value As Of Prior FY End(7)	(79,170)	(17,802)	760,964	301,104	(32,091)	25,610	(17,817)
+/- For Awards Granted during Prior FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date(7)	(85,861)	(50,052)	(73,702)	(41,379)	12,945	(72,566)	7,678
Deduction of fair value of prior fiscal year awards as of prior fiscal year end that were forfeited during fiscal year	—	(73,652)	—	—	—	(1,687,333)	—
Increase by amount of dividends paid on unvested awards during fiscal year prior to vesting date	47,604	11,399	31,852	11,567	19,872	24,108	9,238
Increase by incremental fair value of options/SARS modified during fiscal year	—	—	—	—	—	—	—
Increase by service cost and prior service cost (if applicable) for pension plans during fiscal year	—	257,634	—	327,356	—	—	219,276
	284,622	108,704	(80,866)	319,618	(2,789,040)	(6,297,688)	(877,988)

(4)    TSR is calculated by dividing the sum of the cumulative amount of dividends for the measurement period (assuming dividend reinvestment) and the difference between our stock price at the end and the beginning of the measurement period by our stock price at the beginning of the measurement period.
(5)    Represents the weighted peer group TSR, weighted according to the respective companies' stock market capitalization at the beginning of each period for which a return is indicated. The peer group used is the EEI Utilities Index.
(6)    To calculate the fair value of our performance-based restricted stock unit awards, the probability of achievement in CEPS was re-evaluated annually. The valuation assumptions used to calculate fair values for the TSR component of the awards did not materially differ from those disclosed at the time of grant, except for consideration of historical performance-to-date as of the valuation date.
(7)    The dollar amounts reported represent the amount of net income reflected in the company's audited financial statement for the applicable year.
(8)    The company selected measure is CEPS. CEPS levels represent a key measure of performance for the benefit of shareholders aligning executive officers' management efforts to enhance revenue and contain costs with shareholders' performance objectives.

Company Selected Measure Name	CEPS
Named Executive Officers, Footnote [Text Block]
(1) Ms. Grow was appointed CEO in June 2020. Mr. Anderson retired as CEO in June 2020.

(2) Non-PEO NEOs included in the average calculation are listed below.

	2022	2021	2020
Steve Keen	x	x	x
Brian Buckham	x	x	x
Adam Richins	x	x	x
Jeff Malmen	x	x	x
Ken Petersen	x

Peer Group Issuers, Footnote [Text Block]	Represents the weighted peer group TSR, weighted according to the respective companies' stock market capitalization at the beginning of each period for which a return is indicated. The peer group used is the EEI Utilities Index.
Adjustment To PEO Compensation, Footnote [Text Block]	The dollar amounts do not reflect the actual amount of compensation earned or paid during the applicable year. The following adjustments were made to total compensation from the Summary Compensation Table ("SCT") for each year to arrive at compensation actually paid, as computed in accordance with Item 402(v) of Regulation S-K (in dollars).

	2022		2021		2020
	PEO ($)	Average non-PEO NEOs ($)	PEO ($)	Average non-PEO NEOs ($)	PEO Ms. Grow ($)	PEO Mr. Anderson ($)	Average non-PEO NEOs ($)
Less SCT total grant date fair value of equity awards	(2,092,631)	(475,607)	(1,714,845)	(515,070)	(1,371,935)	(2,268,182)	(466,880)
Less pension value	—	—	(1,760,278)	(567,460)	(2,711,412)	(2,613,893)	(1,069,692)
Fair value of awards grant during fiscal year that remain unvested at fiscal year end(7)	2,494,680	446,824	2,675,143	803,500	1,293,581	208,203	440,209
Increase by fair value of awards granted during applicable fiscal year that vested during fiscal year, determined at vesting date	—	9,960	—	—	—	86,365	—
+/- By Change In Fair Value Of Outstanding Unvested Prior FY Awards That Remain Unvested At FY End Compared To Fair Value As Of Prior FY End(7)	(79,170)	(17,802)	760,964	301,104	(32,091)	25,610	(17,817)
+/- For Awards Granted during Prior FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date(7)	(85,861)	(50,052)	(73,702)	(41,379)	12,945	(72,566)	7,678
Deduction of fair value of prior fiscal year awards as of prior fiscal year end that were forfeited during fiscal year	—	(73,652)	—	—	—	(1,687,333)	—
Increase by amount of dividends paid on unvested awards during fiscal year prior to vesting date	47,604	11,399	31,852	11,567	19,872	24,108	9,238
Increase by incremental fair value of options/SARS modified during fiscal year	—	—	—	—	—	—	—
Increase by service cost and prior service cost (if applicable) for pension plans during fiscal year	—	257,634	—	327,356	—	—	219,276
	284,622	108,704	(80,866)	319,618	(2,789,040)	(6,297,688)	(877,988)

Non-PEO NEO Average Total Compensation Amount	$ 1,326,582	$ 1,977,637	$ 2,351,741
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,435,286	2,297,255	1,473,753
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]	The dollar amounts do not reflect the actual amount of compensation earned or paid during the applicable year. The following adjustments were made to total compensation from the Summary Compensation Table ("SCT") for each year to arrive at compensation actually paid, as computed in accordance with Item 402(v) of Regulation S-K (in dollars).

	2022		2021		2020
	PEO ($)	Average non-PEO NEOs ($)	PEO ($)	Average non-PEO NEOs ($)	PEO Ms. Grow ($)	PEO Mr. Anderson ($)	Average non-PEO NEOs ($)
Less SCT total grant date fair value of equity awards	(2,092,631)	(475,607)	(1,714,845)	(515,070)	(1,371,935)	(2,268,182)	(466,880)
Less pension value	—	—	(1,760,278)	(567,460)	(2,711,412)	(2,613,893)	(1,069,692)
Fair value of awards grant during fiscal year that remain unvested at fiscal year end(7)	2,494,680	446,824	2,675,143	803,500	1,293,581	208,203	440,209
Increase by fair value of awards granted during applicable fiscal year that vested during fiscal year, determined at vesting date	—	9,960	—	—	—	86,365	—
+/- By Change In Fair Value Of Outstanding Unvested Prior FY Awards That Remain Unvested At FY End Compared To Fair Value As Of Prior FY End(7)	(79,170)	(17,802)	760,964	301,104	(32,091)	25,610	(17,817)
+/- For Awards Granted during Prior FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date(7)	(85,861)	(50,052)	(73,702)	(41,379)	12,945	(72,566)	7,678
Deduction of fair value of prior fiscal year awards as of prior fiscal year end that were forfeited during fiscal year	—	(73,652)	—	—	—	(1,687,333)	—
Increase by amount of dividends paid on unvested awards during fiscal year prior to vesting date	47,604	11,399	31,852	11,567	19,872	24,108	9,238
Increase by incremental fair value of options/SARS modified during fiscal year	—	—	—	—	—	—	—
Increase by service cost and prior service cost (if applicable) for pension plans during fiscal year	—	257,634	—	327,356	—	—	219,276
	284,622	108,704	(80,866)	319,618	(2,789,040)	(6,297,688)	(877,988)

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid vs. Company Selected Measure [Text Block]
Total Shareholder Return Vs Peer Group [Text Block]
Tabular List [Table Text Block]
As described in more detail under "Compensation Discussion and Analysis," the most important financial performance measures used by the Company to link compensation actually paid to our NEOs, for the most recently completed fiscal year, to the company's performance are as follows:

•CEPS;
•TSR; and,
•Adjusted consolidated net income.

Total Shareholder Return Amount	$ 110.06	112.38	92.53
Peer Group Total Shareholder Return Amount	117.09	115.76	98.84
Net Income (Loss)	$ 259,560,000	$ 245,872,000	$ 237,968,000
Company Selected Measure Amount	14.65	14.15	13.79
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	•CEPS
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	•TSR
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	•Adjusted consolidated net income
Ms. Grow [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	$ 4,441,045	$ 5,645,525	$ 5,903,347
PEO Actually Paid Compensation Amount	$ 4,725,667	5,564,659	3,114,307
PEO Name	Ms. Grow
Mr. Anderson [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount			6,318,341
PEO Actually Paid Compensation Amount			20,653
PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 284,622	(80,866)
PEO [Member] | Adjustment, Equity Awards Granted During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(2,092,631)	(1,714,845)
PEO [Member] | Adjustment, Change in Pension Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	(1,760,278)
PEO [Member] | Adjustment, Equity Awards Granted During Year, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,494,680	2,675,143
PEO [Member] | Adjustment, Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0
PEO [Member] | Adjustment, Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(79,170)	760,964
PEO [Member] | Adjustment, Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(85,861)	(73,702)
PEO [Member] | Adjustment, Forfeitures of Prior Year Awards that Failed to Vest During the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0
PEO [Member] | Adjustment, Dividends Paid on Unvested Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	47,604	31,852
PEO [Member] | Adjustment, Options Modified [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0
PEO [Member] | Adjustment, Pension Service Cost [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0
PEO [Member] | Ms. Grow [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(2,789,040)
PEO [Member] | Ms. Grow [Member] | Adjustment, Equity Awards Granted During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(1,371,935)
PEO [Member] | Ms. Grow [Member] | Adjustment, Change in Pension Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(2,711,412)
PEO [Member] | Ms. Grow [Member] | Adjustment, Equity Awards Granted During Year, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			1,293,581
PEO [Member] | Ms. Grow [Member] | Adjustment, Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0
PEO [Member] | Ms. Grow [Member] | Adjustment, Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(32,091)
PEO [Member] | Ms. Grow [Member] | Adjustment, Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			12,945
PEO [Member] | Ms. Grow [Member] | Adjustment, Forfeitures of Prior Year Awards that Failed to Vest During the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0
PEO [Member] | Ms. Grow [Member] | Adjustment, Dividends Paid on Unvested Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			19,872
PEO [Member] | Ms. Grow [Member] | Adjustment, Options Modified [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0
PEO [Member] | Ms. Grow [Member] | Adjustment, Pension Service Cost [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0
PEO [Member] | Mr. Anderson [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(6,297,688)
PEO [Member] | Mr. Anderson [Member] | Adjustment, Equity Awards Granted During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(2,268,182)
PEO [Member] | Mr. Anderson [Member] | Adjustment, Change in Pension Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(2,613,893)
PEO [Member] | Mr. Anderson [Member] | Adjustment, Equity Awards Granted During Year, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			208,203
PEO [Member] | Mr. Anderson [Member] | Adjustment, Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			86,365
PEO [Member] | Mr. Anderson [Member] | Adjustment, Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			25,610
PEO [Member] | Mr. Anderson [Member] | Adjustment, Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(72,566)
PEO [Member] | Mr. Anderson [Member] | Adjustment, Forfeitures of Prior Year Awards that Failed to Vest During the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(1,687,333)
PEO [Member] | Mr. Anderson [Member] | Adjustment, Dividends Paid on Unvested Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			24,108
PEO [Member] | Mr. Anderson [Member] | Adjustment, Options Modified [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0
PEO [Member] | Mr. Anderson [Member] | Adjustment, Pension Service Cost [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0
Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	108,704	319,618	(877,988)
Non-PEO NEO [Member] | Adjustment, Equity Awards Granted During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(475,607)	(515,070)	(466,880)
Non-PEO NEO [Member] | Adjustment, Change in Pension Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	(567,460)	(1,069,692)
Non-PEO NEO [Member] | Adjustment, Equity Awards Granted During Year, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	446,824	803,500	440,209
Non-PEO NEO [Member] | Adjustment, Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	9,960	0	0
Non-PEO NEO [Member] | Adjustment, Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(17,802)	301,104	(17,817)
Non-PEO NEO [Member] | Adjustment, Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(50,052)	(41,379)	7,678
Non-PEO NEO [Member] | Adjustment, Forfeitures of Prior Year Awards that Failed to Vest During the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(73,652)	0	0
Non-PEO NEO [Member] | Adjustment, Dividends Paid on Unvested Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	11,399	11,567	9,238
Non-PEO NEO [Member] | Adjustment, Options Modified [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Adjustment, Pension Service Cost [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 257,634	$ 327,356	$ 219,276